FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurement [Abstract]
Disclosure of fair value measurement of liabilities
The fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis is presented below.

		At December 31, 2025
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	17,937	—	—	17,937
Current financial assets	19	—	73,664	—	73,664
Total assets		17,937	73,664	—	91,601
Other financial liabilities	19	—	7,405	—	7,405
Total liabilities		—	7,405	—	7,405

		At December 31, 2024
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	16,897	—	—	16,897
Current financial assets	19	—	19,350	—	19,350
Total assets		16,897	19,350	—	36,247
Other financial liabilities	19	—	61,894	—	61,894
Total liabilities		—	61,894	—	61,894

Disclosure of fair value measurement of assets
The fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis is presented below.

		At December 31, 2025
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	17,937	—	—	17,937
Current financial assets	19	—	73,664	—	73,664
Total assets		17,937	73,664	—	91,601
Other financial liabilities	19	—	7,405	—	7,405
Total liabilities		—	7,405	—	7,405

		At December 31, 2024
	Note	Level 1	Level 2	Level 3	Total
		(€ thousand)
Investments and other financial assets	16	16,897	—	—	16,897
Current financial assets	19	—	19,350	—	19,350
Total assets		16,897	19,350	—	36,247
Other financial liabilities	19	—	61,894	—	61,894
Total liabilities		—	61,894	—	61,894

Disclosure of carrying amount and fair value of financial assets and liabilities
The carrying amount and the fair value for the most relevant categories of financial assets and financial liabilities not measured at fair value on a recurring basis is presented below.

		At December 31,
		2025		2024
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ thousand)
Receivables from financing activities	18	1,613,396	1,613,396	1,661,632	1,661,632

Debt	24	2,884,220	2,885,085	3,351,888	3,348,721